Bank borrowings- Maturity schedule (Details) ¥ in Millions, $ in Millions	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Long-term Debt, Fiscal Year Maturity [Abstract]
Within 1 year	$ 864	¥ 5,948	¥ 4,304
Bank borrowings
Long-term Debt, Fiscal Year Maturity [Abstract]
Within 1 year		5,948	4,304
Between 1 to 2 years		1,229
Between 2 to 3 years		1,459
Between 3 to 4 years		254
Between 4 to 5 years		27,350
Beyond 5 years		667
Total borrowings		¥ 36,907	¥ 6,175